Collection Period Ended
30-Nov-2013
Principal
Note
Payment
Factor
0.00
0.000000
40,037,649.37
0.254061
0.00
1.000000
0.00
1.000000
40,037,649.37
Interest & Principal
Payment
0.00
40,089,162.09
176,250.00
74,470.83
$40,339,882.92
Mercedes-Benz Auto Receivables Trust 2012-1
Investor Report
Amounts in USD
Dates
Collection Period No.
15
Collection Period (from... to)
1-Nov-2013
30-Nov-2013
Determination Date
12-Dec-2013
Record Date
13-Dec-2013
Distribution Date
16-Dec-2013
Interest Period of the Class A-1 Notes (from... to)
15-Nov-2013
16-Dec-2013 Actual/360 Days
31
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Nov-2013
15-Dec-2013
30/360 Days
30
Summary
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
Class A-1 Notes
450,000,000.00
0.00
0.00
0.000000
Class A-2 Notes
500,000,000.00
167,068,287.99
127,030,638.62
80.075299
Class A-3 Notes
450,000,000.00
450,000,000.00
450,000,000.00
0.000000
Class A-4 Notes
146,500,000.00
146,500,000.00
146,500,000.00
0.000000
Total Note Balance
1,546,500,000.00
763,568,287.99
723,530,638.62
Overcollateralization
47,874,327.63
55,803,101.47
55,803,101.47
Adjusted Pool Balance
1,594,374,327.63
819,371,389.46
779,333,740.09
Yield Supplement Overcollateralization Amount
56,491,714.15
28,383,808.50
26,913,452.06
Pool Balance
1,650,866,041.78
847,755,197.96
806,247,192.15
Amount
Percentage
Initial Overcollateralization Amount
47,874,327.63
3.00%
Target Overcollateralization Amount
55,803,101.47
3.50%
Current Overcollateralization Amount
55,803,101.47
3.50%
Interest per
Interest & Principal Payment
Interest Rate
Interest Payment
$1000 Face Amount
per $1000 Face Amount
Class A-1 Notes
0.230000%
0.00
0.000000
0.000000
Class A-2 Notes
0.370000%
51,512.72
0.103025
80.178324
Class A-3 Notes
0.470000%
176,250.00
0.391667
0.391667
Class A-4 Notes
0.610000%
74,470.83
0.508333
0.508333
Total
$302,233.55
Available Funds
Distributions
Principal Collections
41,213,326.50
(1) Total Servicing Fee
706,462.66
Interest Collections
1,994,533.01
Nonrecoverable Advances to the Servicer
0.00
Net Liquidation Proceeds
100.00
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
Recoveries
90,159.88
(3) Interest Distributable Amount Class A Notes
302,233.55
Purchase Amounts
0.00
(4) Priority Principal Distributable Amount
0.00
Advances made by the Servicer
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
0.00
Investment Earnings
562.39
(6) Regular Principal Distributable Amount
40,037,649.37
Available Collections
43,298,681.78
(7) Additional Servicing Fee and Transition Costs
0.00
Reserve Fund Draw Amount
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
Available Funds
43,298,681.78
(9) Excess Collections to Certificateholders
2,252,336.20
Total Distribution
43,298,681.78
Distribution Detail
Due
Paid
Shortfall
Total Servicing Fee
706,462.66
706,462.66
0.00
Total Trustee Fee
0.00
0.00
0.00
Monthly Interest Distributable Amount
302,233.55
302,233.55
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
51,512.72
51,512.72
0.00
thereof on Class A-3 Notes
176,250.00
176,250.00
0.00
thereof on Class A-4 Notes
74,470.83
74,470.83
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
40,037,649.37
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
302,233.55
302,233.55
0.00
0.00
Reserve Fund and Investment Earnings
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
40,037,649.37
Reserve Fund
Reserve Fund Required Amount
3,985,935.82
Reserve Fund Amount - Beginning Balance
3,985,935.82
Aggregate Principal Distributable Amount
40,037,649.37
40,037,649.37
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
49.61
minus Net Investment Earnings
49.61
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
3,985,935.82
Reserve Fund Deficiency
0.00
60,543
Investment Earnings
Net Investment Earnings on the Reserve Fund
49.61
Net Investment Earnings on the Collection Account
512.78
Investment Earnings for the Collection Period
562.39
43,839
Principal Collections
26,626,061.85
Notice to Investors
Pool Statistics
Pool Data
Amount
Number of Receivables
Cutoff Date Pool Balance
1,650,866,041.78
Principal Collections attributable to Full Pay-offs
14,587,264.65
Principal Purchase Amounts
0.00
Principal Gross Losses
Pool Balance beginning of Collection Period
847,755,197.96
294,679.31
Pool Balance end of Collection Period
806,247,192.15
42,753
Pool Factor
48.84%
Number of Receivables
As of Cutoff Date
Current
Weighted Average APR
2.93%
2.87%
Weighted Average Number of Remaining Payments
47.48
35.45
Percentage
Current
801,782,920.69
42,576
99.45%
Weighted Average Seasoning (months)
13.98
27.90
Delinquency Profile *
Amount
31-60 Days Delinquent
2,848,357.21
117
0.35%
61-90 Days Delinquent
1,052,831.30
43
0.13%
0.00
91-120 Days Delinquent
563,082.95
17
0.07%
Total
806,247,192.15
42,753
100.00%
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses
294,679.31
Principal Net Liquidation Proceeds
Principal Net Losses
205,156.49
Cumulative Principal Net Losses
2,546,039.16
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
0.154%
Principal Recoveries
89,522.82